Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
Goodwill

(7)   Goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2021 were as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2020	Combination	Transfers	differences	31/12/2021
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,674	—	—	511	8,185
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	234,791	345,844	51,364	44,322	676,321
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,538	—	—	214	9,752
Grifols Therapeutics, Inc. (USA)	Bioscience	1,816,404	—	—	145,620	1,962,024
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	(6,000)	—	—	—
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,376,978	—	—	188,515	2,565,493
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	—	24,376
Goetech LLC (USA)	Hospital	55,167	—	—	4,423	59,590
Haema AG (Germany)	Bioscience	190,014	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Bioscience	140,334	—	—	11,250	151,584
Interstate Blood Bank, Inc. (USA)	Bioscience	158,479	—	—	12,705	171,184
Plasmavita Healthcare GmbH (Alemania)	Bioscience	9,987	—	—	—	9,987
Alkahest, Inc (EEUU)	Others	71,910	—	—	5,765	77,675
Grifols Canada Therapeutics, Inc (formerly Green Cross Biotherapeutics, Inc.) (Canada)	Bioscience	134,569	16,667	—	12,225	163,461
GCAM, Inc (formerly Green Cross America Inc.) (USA)	Bioscience	49,416	—	(51,364)	1,948	—
GigaGen, Inc (ver nota 3)	Others		105,460	—	7,161	112,621
		5,332,271	461,971	0	434,659	6,228,901

Details of and movement in this caption of the consolidated balance sheet at 31 December 2020 are as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2019	Combination	Disposals	differences	31/12/2020
Net value
Grifols UK.Ltd. (UK)	Bioscience	8,107	—	—	(433)	7,674
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	255,896	—	—	(21,105)	234,791
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,472	—	—	66	9,538
Grifols Therapeutics, Inc. (USA)	Bioscience	1,979,678	—	—	(163,274)	1,816,404
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,600,950	—	(12,902)	(211,070)	2,376,978
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	—	24,376
Goetech LLC (USA)	Hospital	60,126	—	—	(4,959)	55,167
Haema AG (Germany)	Bioscience	190,014	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Bioscience	152,948	—	—	(12,614)	140,334
Interstate Blood Bank, Inc. (USA)	Bioscience	172,862	—	—	(14,383)	158,479
Plasmavita Healthcare GmbH (Germany)	Bioscience	—	9,987	—	—	9,987
Alkahest, Inc (USA)	Others	—	74,372	—	(2,462)	71,910
Green Cross Biotherapeutics, Inc. (Canada)	Bioscience	—	133,443	—	1,126	134,569
Green Cross America Inc.(USA)	Bioscience	—	51,299	—	(1,883)	49,416
		5,507,063	269,101	(12,902)	(430,991)	5,332,271
			(See note 3)

Impairment testing:

As a result of the acquisition of Talecris in 2011, and for impairment testing purposes, the Group combines the CGUs allocated to the Bioscience segment, grouping them together at segment level, because substantial synergies were expected to arise on the acquisition of Talecris, and due to the vertical integration of the business and the lack of an independent organized market for the products. Because the synergies benefit the Bioscience segment globally they cannot be allocated to individual CGUs. The Bioscience segment represents the lowest level to which goodwill is allocated and is subject to control by Group management for internal control purposes.

As a result of the acquisition of Novartis’ Diagnostic business unit in 2014, the Group decided to combine Araclon, Progenika, Australia and Hologic’s share of NAT donor screening unit acquisition into a single CGU for the Diagnostic business as the acquisition is supporting not only the vertically integration business but also cross-selling opportunities. In addition, for management purposes, the Group’s management is focused on the business more than geographical areas or individual companies.

Due to the acquisition of an additional 40% stake in Kiro Grifols S.L. and a 51% stake in Goetech LLC (Medkeeper), the Group decided to group Kiro Grifols S.L., Laboratorios Grifols S.L. and Medkeeper into a single CGU for the Hospital business since the acquisitions are supporting cross-selling opportunities.

The CGUs established by management are:

● Bioscience

● Diagnostic

● Hospital

The COVID-19 pandemic has caused unprecedented turmoil in the global economy. Our products from Bioscience CGU are considered lifesaving and have been identified as a strategic industry for most governments and therefore are prevented from being suspended. However, at the preparation date of the financial statements, Grifols has estimated a temporary impact derived from COVID-19 (see note 34).

The recoverable amount of the Bioscience CGU and Hospital CGU has been calculated based on its value in use calculated as the present value of the five-year future cash flows discounted at a discount rate considering the related inherent risk.

The recoverable amount of the Diagnostic CGU has been calculated based on its fair value less costs of disposal calculated as the present value of the five-year future cash flows discounted at a discount rate considering the related inherent risk.

Management has determined the gross margin based on past experience and the current situation derived from the COVID-19 pandemic, investments in progress which would imply significant growth in production capacity and its forecast international market development.

Unlike the previous year, the recoverable amount calculations of the CGUs do not use expected cash flow projections based on different scenarios considered in respect of COVID-19 impact since full recovery is expected in 2022.

Cash flows estimated as of the year in which stable growth in the CGU has been reached are extrapolated using the estimated growth rates indicated below. Perpetual growth rates are consistent with the forecasts included in industry reports.

The key assumptions used in calculating impairment testing of the CGUs for 2020 were as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	1.9%	8.9%
Diagnostic	1.9%	9.5%
Hospital	1.4%	10.8%

The key assumptions used in calculating impairment testing of the CGUs for 2021 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	2.0%	9.0%
Diagnostic	2.0%	9.3%
Hospital	1.5%	10.9%

The discount rate used reflects specific risks relating to the CGUs and the countries in which they operate. The main assumptions used for determining the discount rate are as follows:

● Risk free rate: normalized government bonds at 10 years

● Market risk premium: premium based on market research

● Unlevered beta: average market beta

● Debt to equity ratio: average market ratio

The reasonably possible changes considered for the Bioscience, Diagnostic and Hospital CGUs are a variation in the discount rate, as well as in the estimated perpetual growth rate, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps
Hospital	+/-100 bps	+/-100 bps

The reasonably possible changes in key assumptions considered by management in the calculation of the CGU’s recoverable amount would not cause the carrying amount to exceed its recoverable amount.

At 31 December 2021 Grifols’ stock market capitalization totals Euros 9,834 million (Euros 14,207 million at 31 December 2020).